INTANGIBLES - Estimated Amortization Expense Five Succeeding Years (Detail) $ in Thousands	Dec. 31, 2017 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2018	$ 38,059
2019	36,076
2020	34,050
2021	33,777
2022	$ 33,489